Pioneer ILS Interval Fund

Schedule of Investments | January 31, 2021

Ticker Symbol: XILSX

Schedule of Investments | 1/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 96.5%
	INSURANCE-LINKED SECURITIES - 96.5% of Net Assets#
	Event Linked Bonds - 18.1%
	Earthquakes - California - 0.0%†
300,000(a)	Ursa Re, 5.798% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$302,400
	Earthquakes - Chile - 0.1%
500,000(a)	International Bank for Reconstruction & Development, 2.521% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$500,100
	Earthquakes - Colombia - 0.1%
500,000(a)	International Bank for Reconstruction & Development, 3.021% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$500,150
	Earthquakes - Japan - 0.5%
1,250,000(a)	Kizuna Re II, 1.923% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$1,250,875
750,000(a)	Kizuna Re II, 2.548% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	750,000
800,000(a)	Nakama Re, 2.2% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	800,480
1,750,000(a)	Nakama Re, 3.078% (3 Month USD LIBOR + 300 bps), 4/13/23 (144A)	1,747,375
		$4,548,730
	Earthquakes - Mexico - 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 3.64% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$250,875
	Earthquakes - Peru - 0.1%
700,000(a)	International Bank for Reconstruction & Development, 6.021% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$700,000
	Earthquakes - U.S. Multistate - 0.2%
1,750,000	Sierra, Ltd. 2021-1, 2.72%, 1/31/24 (144A)	$1,749,825
	Earthquakes - U.S. Regional - 0.2%
1,500,000(a)	Merna Re, 2.048% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$1,500,150
	Inland Flood - U.S. - 0.1%
500,000(a)	FloodSmart Re, 11.883% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$502,650
	Multiperil - Japan - 0.3%
750,000(a)	Akibare Re, 2.128% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$752,325
2,250,000(a)	Akibare Re, 2.128% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	2,253,375
		$3,005,700
	Multiperil - U.S. - 7.4%
2,750,000(a)	Bowline Re, Series Series 2018-1, 4.811% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	$2,766,225
750,000(a)	Caelus Re V, 10.751% (3 Month U.S. Treasury Bill + 1,070 bps), 6/7/21 (144A)	3,750
1,350,000(a)	Caelus Re VI, 5.551% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	1,373,085
2,500,000(a)	Caelus Re VI, 5.551% (3 Month U.S. Treasury Bill + 550 bps), 6/7/24 (144A)	2,549,500
1,000,000(a)	Fortius Re, 3.42% (6 Month USD LIBOR + 342 bps), 7/7/21 (144A)	1,002,900
3,000,000(a)	Four Lakes Re, 7.051% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	3,000,000
3,000,000(a)	Four Lakes Re, 9.551% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	2,996,400
2,000,000(a)	Kilimanjaro II Re, 6.3% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	2,020,000
1,050,000(a)	Kilimanjaro II Re, 6.3% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	1,059,765
2,000,000(a)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	2,020,400
1,000,000(a)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,006,800
3,050,000(a)	Kilimanjaro II Re, 10.61% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	3,080,500
16,500,000(a)	Kilimanjaro Re, 4.978% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	16,594,050
500,000(a)	Kilimanjaro Re, 13.648% (3 Month USD LIBOR + 1,361 bps), 5/6/22 (144A)	495,550
366,992(a)	Residential Reinsurance 2016, 0.548% (3 Month U.S. Treasury Bill + 50 bps), 3/6/21 (144A)	37
250,000(a)	Residential Reinsurance 2017, 3.318% (3 Month U.S. Treasury Bill + 327 bps), 6/6/21 (144A)	249,450
2,500,000(a)	Residential Reinsurance 2017, 5.978% (3 Month U.S. Treasury Bill + 593 bps), 12/6/21 (144A)	2,505,000
1,700,000(a)	Residential Reinsurance 2017, 13.088% (3 Month U.S. Treasury Bill + 1,304 bps), 12/6/21 (144A)	1,704,250
250,000(a)	Residential Reinsurance 2018, 3.408% (3 Month U.S. Treasury Bill + 336 bps), 6/6/22 (144A)	245,875
1,250,000(a)	Residential Reinsurance 2018, 11.838% (3 Month U.S. Treasury Bill + 1,179 bps), 12/6/22 (144A)	1,253,250
2,500,000(a)	Residential Reinsurance 2019, 12.418% (3 Month U.S. Treasury Bill + 1,237 bps), 12/6/23 (144A)	2,505,750
1,250,000(a)	Residential Reinsurance 2020, 6.298% (3 Month U.S. Treasury Bill + 625 bps), 12/6/24 (144A)	1,261,250
250,000(b)	Residential Reinsurance 2020 Ltd., 12/6/21 (144A)	187,400
2,250,000(a)	Residential Reinsurance 2020 Ltd., 8.298% (3 Month U.S. Treasury Bill + 825 bps), 12/6/24 (144A)	2,254,500
10,050,000(a)	Sanders Re, 2.93% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	10,016,835
3,000,000(a)	Sanders Re II, 4.548% (3 Month U.S. Treasury Bill + 450 bps), 4/7/24 (144A)	3,034,800
1,500,000(a)	Spectrum Capital, 5.75% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	1,503,000
2,500,000(a)	Sussex Re 2020-1, 7.798% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	2,500,000
250,000(a)	Tailwind Re 2017-1, 7.698% (3 Month U.S. Treasury Bill + 765 bps), 1/8/22 (144A)	254,050
250,000(a)	Tailwind Re 2017-1, 9.508% (3 Month U.S. Treasury Bill + 946 bps), 1/8/22 (144A)	254,050
		$69,698,422
	Multiperil - U.S. & Canada - 1.8%
4,500,000(a)	Hypatia, Ltd., 6.798% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$4,792,950
4,500,000(a)	Hypatia, Ltd., 9.798% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	4,806,000
250,000(a)	Kilimanjaro Re, 4.998% (3 Month USD LIBOR + 494 bps), 5/5/23 (144A)	251,925
6,940,000(a)	Mona Lisa Re, 8.048% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	7,044,100
		$16,894,975
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada - 0.7%
7,000,000(a)	Mystic Re IV Ltd., 0.5% (3 Month U.S. Treasury Bill + 900 bps), 1/8/24 (144A)	$7,005,600
	Multiperil - U.S. Regional - 0.8%
250,000(a)	First Coast Re II Pte, 5.66% (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$252,575
3,350,000(a)	Long Point Re III, 2.798% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	3,355,025
4,000,000(a)	Matterhorn Re, 5.048% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	3,942,000
		$7,549,600
	Multiperil - Worldwide - 0.3%
2,250,000(a)	Kendall Re, 5.322% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	$2,255,850
1,000,000(a)	Northshore Re II, 5.75% (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	1,000,500
		$3,256,350
	Windstorm - Florida - 0.1%
1,000,000(a)	Integrity Re, 4.05% (3 Month USD LIBOR + 405 bps), 6/10/22 (144A)	$1,000,200
250,000(a)	Integrity Re II, 7.375% (3 Month USD LIBOR + 725 bps), 4/12/23 (144A)	259,175
		$1,259,375
	Windstorm - Japan - 0.1%
1,000,000(a)	Akibare Re, 2.801% (3 Month U.S. Treasury Bill + 275 bps), 4/7/24 (144A)	$1,005,500
	Windstorm - Mexico - 0.4%
2,000,000	International Bank for Reconstruction & Development, 6.64%, 3/13/24	$2,007,000
1,750,000(a)	International Bank for Reconstruction & Development, 10.14% (3 Month USD LIBOR + 1,000 bps), 3/13/24 (144A)	1,756,125
		$3,763,125
	Windstorm - Texas - 1.0%
3,750,000(a)	Alamo Re, 3.451% (3 Month U.S. Treasury Bill + 340 bps), 6/7/21 (144A)	$3,772,500
5,000,000(a)	Alamo Re II, 5.801% (1 Month U.S. Treasury Bill + 575 bps), 6/8/23 (144A)	5,214,000
		$8,986,500
	Windstorm - U.S. Multistate - 0.0%†
1,000,000+(a)	Citrus Re, 0.151% (3 Month U.S. Treasury Bill + 10 bps), 2/25/21 (144A)	$111
	Windstorm - U.S. Regional - 3.9%
2,250,000(a)	Cape Lookout Re, 4.291% (1 Month U.S. Treasury Bill + 424 bps), 2/25/22 (144A)	$2,294,775
9,250,000(b)	Matterhorn Re, 12/7/21 (144A)	8,584,000
2,500,000(a)	Matterhorn Re, 4.44% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	2,501,000
5,000,000(a)	Matterhorn Re, 5.69% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	5,001,000
4,350,000(a)	Matterhorn Re, 6.298% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	4,389,150
4,250,000(a)	Matterhorn Re, 7.548% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	4,267,000
9,000,000(a)	Matterhorn Re, 10.048% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	9,251,100
		$36,288,025
	Total Event Linked Bonds	$169,268,163
Face Amount USD ($)		Value
	Collateralized Reinsurance - 17.2%
	Multiperil - U.S. - 3.5%
6,410,084+(c)(d)	Ballybunion Re, 2/28/22	$6,698,894
5,451,411+(c)(d)	Ballybunion Re 2020-2, 5/31/24	5,833,539
1,250,000+(c)	Dingle Re 2019, 2/1/22	25,657
1,535,000+(c)(d)	Dingle Re 2020, 12/31/21	1,587,946
15,703,476+(c)	Kingsbarn Re 2018, 5/19/21	15,704
15,150,000+(c)(d)	Kingsbarn Re 2020, 5/1/22	15,298,764
4,994,779+(c)(d)	Maidstone Re 2018, 1/15/21	93,402
3,062,750+(c)(d)	Riviera Re 2017, 4/30/21	393,257
11,084,286+(c)(d)	Riviera Re 2018-2, 4/30/21	3,060,656
		$33,007,819
	Multiperil - Worldwide - 12.5%
10,000,000+(c)(d)	Cerulean Re 2018-B1, 7/31/21	$2,767,000
4,600,000+(c)	Clarendon Re 2020, 12/31/21	4,668,792
4,537,500+(c)(d)	Cyprus Re 2017, 1/31/22	454
11,935,217+(c)(d)	Dartmouth Re 2018, 1/15/21	2,519,524
7,900,000+(c)(d)	Dartmouth Re 2021, 12/31/24	5,932,473
8,000,000+(c)(d)	Drumoig Re 2020, 12/31/23	8,000,000
10,240,739+(c)(d)	Gloucester Re 2018, 2/28/21	1,802,370
5,400,000+(c)(d)	Kingston Heath Re 2020, 2/28/21	2,479,149
4,499,940+(c)(d)	Kingston Heath Re 2021, 12/31/24	3,858,274
36,000+(c)	Limestone Re 2016-1, 8/31/21	1,800
82,000+(c)	Limestone Re 2016-1, 8/31/21	4,100
2,608,000+(c)(d)	Limestone Re 2019-2, 3/1/23 (144A)	4,262,776
194,000+(c)(d)	Limestone Re 2019-2, 10/1/23 (144A)	317,093
1,539,000+(c)(d)	Limestone Re 2020-1, Series A, 3/1/24 (144A)	638,223
1,161,000+(c)(d)	Limestone Re 2020-2, 10/1/24 (144A)	1,242,038
20,619,000+(c)(d)	Limestone Re 2020-2, 10/1/24 (144A)	22,058,206
5,273,540+(c)(d)	Lindrick Re 2018, 0.914%, 6/15/21	4,908,430
12,000,000+(c)(d)	Merion Re 2021-1, 12/31/24	10,510,244
12,500,000+(c)(d)	Old Head Re 2021, 12/31/24	9,734,966
7,333,436+(c)(d)	Oyster Bay Re 2018, 1/15/21	6,655,827
3,500,000+(c)	Pine Valley Re 2021, 12/31/24	3,254,886
5,000,000+(c)	Portsalon Re 2020, 6/30/24	4,754,263
5,000,000+(c)(d)	Resilience Re, 5/1/21	500
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
4,100,000+(c)(d)	Resilience Re, 4/6/21 (144A)	$410
15,658,450+(c)(d)	Seminole Re 2018, 1/15/21	386,882
4,600,000+(c)	Seminole Re 2020, 2/28/21	4,668,973
15,546,234+(c)(d)	Walton Health Re 2018, 6/15/21	4,883,461
8,050,000+(c)(d)	Walton Health Re 2019, 6/30/21	6,764,726
		$117,075,840
	Windstorm - Florida - 0.6%
3,667,500+(c)	Cedar Re 2020, 6/30/24	$110,076
8,569,000+(c)(d)	Formby Re 2018, 2/28/22	1,515,994
5,500,405+(c)(d)	Portrush Re 2017, 6/15/21	3,509,808
		$5,135,878
	Windstorm - North Carolina - 0.0%†
1,070,000+(c)	Isosceles Re 2020, 4/30/22	$11,342
	Windstorm - U.S. Multistate - 0.0%†
2,150,000+(c)	White Heron Re 2020, 6/30/24	$82,990
	Windstorm - U.S. Regional - 0.6%
2,500,000+(c)	Liphook Re 2020, 6/30/24	$2,548,724
2,350,000+(c)(d)	Oakmont Re 2017, 4/30/21	69,090
3,970,000+(c)(d)	Oakmont Re 2020, 4/30/24	3,098,335
		$5,716,149
	Total Collateralized Reinsurance	$161,030,018
	Reinsurance Sidecars - 61.2%
	Multiperil - U.S. - 6.0%
12,500,000+(c)(d)	Carnoustie Re 2017, 11/30/21	$1,647,500
15,128,863+(c)	Carnoustie Re 2019, 12/31/22	28,745
19,250,000+(c)(d)	Carnoustie Re 2020, 12/31/23	3,141,600
19,816,277+(c)(d)	Carnoustie Re 2021, 12/31/24	19,964,830
14,673,432+(c)(d)	Castle Stuart Re 2018, 12/1/21	1,545,916
33,700,000+(d)(e)	Harambee Re 2018, 12/31/21	626,820
27,831,163+(e)	Harambee Re 2019, 12/31/22	256,046
27,000,000+(d)(e)	Harambee Re 2020, 12/31/23	28,938,600
		$56,150,057
	Multiperil - U.S. Regional - 0.0%†
5,110,275+(c)(d)	Brotherhood Mutual Re, 12/31/22	$756,321
	Multiperil - Worldwide - 55.2%
4,200+(c)	Alturas Re 2019-1, 3/10/23 (144A)	$34,641
85,044+(e)	Alturas Re 2019-2, 3/10/22	394,910
186,581+(c)	Alturas Re 2019-3, 9/12/23	259,348
780,000+(c)	Alturas Re 2020-1A, 3/10/23 (144A)	448,500
1,070,000+(c)(d)	Alturas Re 2020-1B, 3/10/23 (144A)	615,250
9,750,000+(e)	Alturas Re 2020-2, 3/10/23	10,437,375
2,000,000+(d)(e)	Alturas Re 2020-3, 9/30/24	2,081,000
421,512+(d)(e)	Alturas Re 2021-2, 12/31/24	421,849
4,000,000+(c)(d)	Bantry Re 2016, 3/31/21	322,400
9,006,108+(c)(d)	Bantry Re 2017, 3/31/21	526,326
20,980,295+(c)(d)	Bantry Re 2018, 12/31/21	239,175
22,000,000+(c)	Bantry Re 2019, 12/31/22	747,201
25,891,803+(c)(d)	Bantry Re 2020, 12/31/23	3,785,382
30,000,000+(c)(d)	Bantry Re 2021, 12/31/24	30,255,000
5,299,000+(c)(d)	Berwick Re 2017-1, 2/1/21	175,397
53,833,776+(c)(d)	Berwick Re 2018-1, 12/31/21	6,551,571
38,460,846+(c)(d)	Berwick Re 2019-1, 12/31/22	4,596,071
51,030,677+(c)	Berwick Re 2020-1, 12/31/23	5,103
53,950,000+(c)(d)	Berwick Re 2021-1, 12/31/24	54,192,775
12,600,000+(e)	Blue Lotus Re 2018, 12/31/21	181,440
2,750,000+(c)(d)	Clearwater Re 2020, 6/30/22	3,318,913
967,442+(c)	Eden Re II, 3/22/22 (144A)	642,620
266,939+(c)	Eden Re II, 3/22/23 (144A)	1,039,959
2,830,000+(c)	Eden Re II, 3/22/24 (144A)	6,418,440
437,500+(c)	Eden Re II, 3/22/22 (144A)	301,230
25,400,000+(c)(d)	Eden Re II, Series B, 12/31/24 (144A)	25,400,000
7,000,000+(c)(d)	Gleneagles Re 2016, 11/30/21	218,400
19,900,000+(c)(d)	Gleneagles Re 2017, 12/31/17	2,074,855
21,917,000+(c)(d)	Gleneagles Re 2018, 12/31/21	2,592,781
19,436,692+(c)	Gleneagles Re 2019, 12/31/22	434,357
21,962,485+(c)(d)	Gleneagles Re 2020, 12/31/23	3,114,280
22,970,000+(c)(d)	Gleneagles Re 2021, 12/31/24	23,027,425
47,710,184+(c)(d)	Gullane Re 2018, 12/31/21	48,673,691
42,000+(c)	Limestone Re 2018, 3/1/22	434,805
3,250,000+(c)	Lion Rock Re 2019, 1/31/22	192,075
3,500,000+(c)(d)	Lion Rock Re 2020, 1/31/21	3,987,900
19,500,000+(d)(e)	Lorenz Re 2018, 7/1/21	232,050
13,577,448+(d)(e)	Lorenz Re 2019, 6/30/22	894,754
12,794,138+(d)(e)	Lorenz Re 2020, 6/30/23	14,335,832
14,305,862+(d)(e)	Lorenz Re 2020, 6/30/23	16,029,718
44,514,882+(c)(d)	Merion Re 2018-2, 12/31/21	7,367,213
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
47,630,000+(c)(d)	Merion Re 2021-2, 12/31/24	$48,096,039
4,700,000+(d)(e)	NCM Re 2018, 12/31/21	279,650
1,941,681+(e)	NCM Re 2019, 12/31/22	228,536
20,000,000+(c)	Pangaea Re 2016-2, 11/30/21	35,666
12,750,000+(c)(d)	Pangaea Re 2018-1, 12/31/21	268,445
17,500,000+(c)(d)	Pangaea Re 2018-3, 7/1/22	363,009
12,750,000+(c)(d)	Pangaea Re 2019-1, 2/1/23	265,678
16,380,464+(c)(d)	Pangaea Re 2019-3, 7/1/23	589,220
17,538,941+(c)(d)	Pangaea Re 2020-1, 2/1/24	2,022,240
19,010,000+(c)(d)	Pangaea Re 2020-1, 12/31/24	19,057,525
25,000,000+(c)(d)	Pangaea Re 2020-3, 7/1/24	26,681,740
2,767,000+(c)(d)	Phoenix One Re, 1/4/27	2,773,641
1,755,061+(c)(d)	Sector Re V, 3/1/23 (144A)	231,458
2,632,556+(c)(d)	Sector Re V, 3/1/23 (144A)	337,104
4,320,248+(c)(d)	Sector Re V, 12/1/23 (144A)	1,362,847
20,526+(c)	Sector Re V, 3/1/24 (144A)	534,866
944,953+(c)(d)	Sector Re V, 3/1/24 (144A)	405,673
2,495,047+(c)	Sector Re V, 3/1/24 (144A)	1,071,137
125,000+(c)	Sector Re V, 12/1/24 (144A)	313,517
287,975+(c)(d)	Sector Re V, 12/1/24 (144A)	721,785
3,240,000+(c)	Sector Re V, 3/1/25 (144A)	3,924,308
5,160,000+(c)	Sector Re V, 3/1/25 (144A)	6,249,823
9,650,072+(c)	Sector Re V, 3/1/25 (144A)	10,716,144
2,000,000+(c)(d)	Sector Re V, 12/1/25 (144A)	2,037,101
3,491,777+(c)(d)	Sector Re V, 12/1/25 (144A)	3,556,552
5,000,000+(c)(d)	St. Andrews Re 2017-1, 2/1/21	339,000
7,760,968+(c)(d)	St. Andrews Re 2017-4, 6/1/21	763,679
33,083,230+(c)	Sussex Re 2020-1, 12/31/22	2,203,343
35,500,000+(c)(d)	Sussex Re 2021-1, 12/30/99	35,713,000
24,000,000+(d)(e)	Thopas Re 2018, 12/31/21	–
16,586,501+(d)(e)	Thopas Re 2019, 12/31/22	655,167
19,180,000+(e)	Thopas Re 2020, 12/31/23	140,014
40,000,000+(d)(e)	Thopas Re 2021, 12/31/24	40,232,000
20,000,000+(c)(d)	Versutus Re 2017, 11/30/21	278,000
35,000,000+(c)(d)	Versutus Re 2018, 12/31/21	98,000
30,889,158+(c)	Versutus Re 2019-A, 12/31/21	1,241,744
1,188,665+(c)	Versutus Re 2019-B, 12/31/21	47,784
27,500,000+(d)(e)	Viribus Re 2018, 12/31/21	–
11,676,844+(e)	Viribus Re 2019, 12/31/22	478,751
17,333,977+(d)(e)	Viribus Re 2020, 12/31/23	15,784,319
599,078+(d)(e)	Viribus Re 2021, 12/31/24	607,825
40,641,287+(c)(d)	Woburn Re 2018, 12/31/21	3,744,507
17,003,469+(c)(d)	Woburn Re 2019, 12/31/22	5,725,206
		$517,178,055
	Total Reinsurance Sidecars	$574,084,433
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $915,499,298)	$904,382,614
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.5%
	(Cost $915,499,298)	$904,382,614
	OTHER ASSETS AND LIABILITIES - 3.5%	$32,715,083
	NET ASSETS - 100.0%	$937,097,697

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2021, the value of these securities amounted to $262,142,864, or 28.0% of net assets.

†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2021.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Issued as participation notes.
(d)	Non-income producing security.
(e)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Akibare Re	3/22/2018	$ 2,250,000	$2,253,375
Akibare Re	3/22/2018	750,000	752,325
Akibare Re	3/19/2020	1,000,000	1,005,500
Alamo Re	5/23/2018	3,750,000	3,772,500
Alamo Re II	5/29/2020	5,007,698	5,214,000
Alturas Re 2019-1	12/20/2018	4,200	34,641
Alturas Re 2019-2	12/19/2018	85,044	394,910
Alturas Re 2019-3	6/26/2019	186,581	259,348
Alturas Re 2020-1A	12/27/2019	707,185	448,500
Alturas Re 2020-1B	1/1/2020	1,070,000	615,250

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2020-2	12/23/2019	$ 9,791,440	$ 10,437,375
Alturas Re 2020-3	7/1/2020	2,000,000	2,081,000
Alturas Re 2021-2	12/29/2020	421,512	421,849
Ballybunion Re	12/31/2019	6,427,345	6,698,894
Ballybunion Re 2020-2	8/21/2020	5,451,411	5,833,539
Bantry Re 2016	2/6/2019	322,400	322,400
Bantry Re 2017	2/6/2019	526,534	526,326
Bantry Re 2018	2/6/2019	238,719	239,175
Bantry Re 2019	2/1/2019	–	747,201
Bantry Re 2020	1/17/2020	1,438,900	3,785,382
Bantry Re 2021	1/11/2021	30,000,000	30,255,000
Berwick Re 2017-1	1/3/2017	175,727	175,397
Berwick Re 2018-1	1/10/2018	10,221,078	6,551,571
Berwick Re 2019-1	12/31/2018	4,595,744	4,596,071
Berwick Re 2020-1	9/18/2020	–	5,103
Berwick Re 2021-1	12/28/2020	53,950,000	54,192,775
Blue Lotus Re 2018	12/20/2017	–	181,440
Bowline Re	5/10/2018	2,750,000	2,766,225
Brotherhood Mutual Re	1/22/2018	1,367,072	756,321
Caelus Re V	5/4/2018	750,000	3,750
Caelus Re VI	12/31/2020	1,342,401	1,373,085
Caelus Re VI	2/20/2020	2,499,471	2,549,500
Cape Lookout Re	10/16/2019	2,244,618	2,294,775
Carnoustie Re 2017	1/3/2017	2,971,966	1,647,500
Carnoustie Re 2019	12/31/2018	–	28,745
Carnoustie Re 2020	7/16/2020	1,407,953	3,141,600
Carnoustie Re 2021	1/11/2021	19,816,277	19,964,830
Castle Stuart Re 2018	12/20/2017	4,501,640	1,545,916
Cedar Re 2020	7/31/2020	–	110,076
Cerulean Re 2018-B1	9/10/2018	8,664,035	2,767,000
Citrus Re	2/19/2016	1,000,000	111
Clarendon Re 2020	5/5/2020	3,916,374	4,668,792
Clearwater Re 2020	6/19/2020	2,750,000	3,318,913
Cyprus Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,850,872	2,519,524
Dartmouth Re 2021	1/19/2021	5,916,673	5,932,473
Dingle Re 2019	3/4/2019	–	25,657
Dingle Re 2020	2/13/2020	1,429,852	1,587,946
Drumoig Re 2020	12/21/2020	8,000,000	8,000,000
Eden Re II	3/2/2018	58,079	301,230
Eden Re II	1/23/2018	114,050	642,620
Eden Re II	9/28/2020	3,008,220	6,418,440
Eden Re II	1/22/2019	115,300	1,039,959
Eden Re II, Series B	1/25/2021	25,400,000	25,400,000
First Coast Re II Pte	12/31/2020	252,614	252,575
FloodSmart Re	6/5/2020	482,568	502,650
Formby Re 2018	7/9/2018	1,268,636	1,515,994
Fortius Re	7/13/2017	1,000,000	1,002,900
Four Lakes Re	11/5/2020	3,000,000	3,000,000
Four Lakes Re	11/5/2020	3,000,000	2,996,400
Gleneagles Re 2016	1/14/2016	–	218,400
Gleneagles Re 2017	1/11/2017	2,961,789	2,074,855
Gleneagles Re 2018	12/27/2017	1,759,342	2,592,781
Gleneagles Re 2019	12/31/2018	–	434,357
Gleneagles Re 2020	6/16/2020	1,092,147	3,114,280
Gleneagles Re 2021	1/13/2021	22,970,000	23,027,425
Gloucester Re 2018	1/2/2018	1,659,527	1,802,370
Gullane Re 2018	3/26/2018	45,467,488	48,673,691
Harambee Re 2018	12/19/2017	2,630,178	626,820
Harambee Re 2019	12/20/2018	–	256,046
Harambee Re 2020	2/27/2020	27,000,000	28,938,600
Hypatia, Ltd.	7/10/2020	4,500,000	4,806,000
Hypatia, Ltd.	7/10/2020	4,500,000	4,792,950
Integrity Re	4/19/2018	991,712	1,000,200
Integrity Re II	3/18/2020	250,000	259,175
International Bank for Reconstruction & Development	2/2/2018	700,000	700,000
International Bank for Reconstruction & Development	2/2/2018	500,000	500,100
International Bank for Reconstruction & Development	2/2/2018	500,000	500,150
International Bank for Reconstruction & Development	6/5/2020	244,375	250,875
International Bank for Reconstruction & Development	2/28/2020	2,000,000	2,007,000
International Bank for Reconstruction & Development	2/28/2020	1,742,131	1,756,125
Isosceles Re 2020	6/8/2020	–	11,342
Kendall Re	4/19/2018	2,248,398	2,255,850
Kilimanjaro II Re	4/6/2017	3,048,545	3,080,500
Kilimanjaro II Re	4/6/2017	1,000,000	1,006,800
Kilimanjaro II Re	4/6/2017	2,001,148	2,020,400
Kilimanjaro II Re	4/6/2017	2,000,000	2,020,000
Kilimanjaro II Re	4/6/2017	1,049,544	1,059,765
Kilimanjaro Re	4/18/2018	16,429,107	16,594,050
Kilimanjaro Re	10/16/2019	248,390	251,925

Restricted Securities	Acquisition date	Cost	Value
Kilimanjaro Re	4/18/2018	$ 500,000	$ 495,550
Kingsbarn Re 2018	6/15/2018	–	15,704
Kingsbarn Re 2020	6/17/2020	14,153,273	15,298,764
Kingston Heath Re 2020	1/21/2020	2,552,472	2,479,149
Kingston Heath Re 2021	1/13/2021	3,800,950	3,858,274
Kizuna Re II	3/16/2018	750,000	750,000
Kizuna Re II	3/16/2018	1,250,000	1,250,875
Limestone Re 2016-1	2/28/2018	2,193	1,800
Limestone Re 2016-1	2/28/2018	4,996	4,100
Limestone Re 2018	6/20/2018	42,000	434,805
Limestone Re 2019-2	6/20/2018	2,390,297	4,262,776
Limestone Re 2019-2	12/11/2020	317,960	317,093
Limestone Re 2020-1	12/27/2019	475,060	638,223
Limestone Re 2020-2	6/20/2018	20,619,000	22,058,206
Limestone Re 2020-2	6/26/2020	1,161,000	1,242,038
Lindrick Re 2018	6/21/2018	4,459,443	4,908,430
Lion Rock Re 2019	12/17/2018	–	192,075
Lion Rock Re 2020	3/27/2020	3,542,912	3,987,900
Liphook Re 2020	7/14/2020	2,342,115	2,548,724
Long Point Re III	5/17/2018	3,350,000	3,355,025
Lorenz Re 2018	8/21/2018	4,484,009	232,050
Lorenz Re 2019	6/26/2019	4,416,690	894,754
Lorenz Re 2020	8/12/2020	12,794,138	14,335,832
Lorenz Re 2020	8/11/2020	14,305,862	16,029,718
Maidstone Re 2018	1/8/2018	1,268,802	93,402
Matterhorn Re	11/24/2020	2,500,000	2,501,000
Matterhorn Re	6/25/2020	8,500,176	8,584,000
Matterhorn Re	6/25/2020	9,028,475	9,251,100
Matterhorn Re	11/24/2020	5,000,000	5,001,000
Matterhorn Re	12/20/2019	4,250,853	4,267,000
Matterhorn Re	1/29/2020	4,351,993	4,389,150
Matterhorn Re	1/29/2020	4,000,000	3,942,000
Merion Re 2018-2	12/28/2017	1,831,881	7,367,213
Merion Re 2021-1	1/8/2021	10,368,923	10,510,244
Merion Re 2021-2	12/28/2020	47,630,000	48,096,039
Merna Re	3/26/2018	1,500,000	1,500,150
Mona Lisa Re	12/30/2019	6,934,255	7,044,100
Mystic Re IV Ltd.	12/15/2020	7,000,000	7,005,600
Nakama Re	2/22/2018	1,750,000	1,747,375
Nakama Re	9/21/2016	800,849	800,480
NCM Re 2018	12/27/2017	701,331	279,650
NCM Re 2019	4/30/2019	10,571	228,536
Northshore Re II	12/2/2020	1,000,000	1,000,500
Oakmont Re 2017	5/10/2017	–	69,090
Oakmont Re 2020	12/3/2020	2,714,967	3,098,335
Old Head Re 2021	1/22/2021	9,490,922	9,734,966
Oyster Bay Re 2018	1/17/2018	6,545,438	6,655,827
Pangaea Re 2016-2	5/31/2016	–	35,666
Pangaea Re 2018-1	12/26/2017	1,823,341	268,445
Pangaea Re 2018-3	6/27/2018	4,215,068	363,009
Pangaea Re 2019-1	1/9/2019	133,859	265,678
Pangaea Re 2019-3	7/10/2019	491,414	589,220
Pangaea Re 2020-1	1/13/2020	169,446	2,022,240
Pangaea Re 2020-1	1/19/2021	19,010,000	19,057,525
Pangaea Re 2020-3	9/2/2020	25,000,000	26,681,740
Phoenix One Re	12/21/2020	2,767,000	2,773,641
Pine Valley Re 2021	12/30/2020	3,260,255	3,254,886
Portrush Re 2017	6/12/2017	4,218,727	3,509,808
Portsalon Re 2020	11/12/2020	4,150,111	4,754,263
Residential Reinsurance 2016	4/28/2016	366,992	37
Residential Reinsurance 2017	3/28/2019	2,467,481	2,505,000
Residential Reinsurance 2017	2/28/2018	1,652,538	1,704,250
Residential Reinsurance 2017	5/4/2018	249,866	249,450
Residential Reinsurance 2018	12/31/2020	245,101	245,875
Residential Reinsurance 2018	11/15/2018	1,240,333	1,253,250
Residential Reinsurance 2019	11/5/2019	2,491,870	2,505,750
Residential Reinsurance 2020	10/30/2020	1,251,841	1,261,250
Residential Reinsurance 2020 Ltd.	10/30/2020	2,250,443	2,254,500
Residential Reinsurance 2020 Ltd.	10/30/2020	197,704	187,400
Resilience Re	2/8/2017	2,413	500
Resilience Re	4/13/2017	13,396	410
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	3,060,656
Sanders Re	3/20/2017	9,992,196	10,016,835
Sanders Re II	3/18/2020	3,003,021	3,034,800
Sector Re V	4/24/2020	3,318,383	3,924,308
Sector Re V	12/11/2020	142,804	313,517
Sector Re V	5/1/2019	69,729	534,866
Sector Re V	5/1/2019	944,953	405,673
Sector Re V	4/23/2019	2,250,330	1,071,137

Restricted Securities	Acquisition date	Cost	Value
Sector Re V	4/29/2020	$ 5,277,574	$ 6,249,823
Sector Re V	4/29/2020	9,748,717	10,716,144
Sector Re V	1/1/2020	287,975	721,785
Sector Re V	4/27/2018	1,455,892	337,104
Sector Re V	4/23/2018	960,847	231,458
Sector Re V	12/4/2020	2,000,000	2,037,101
Sector Re V	12/21/2020	3,491,777	3,556,552
Sector Re V	12/14/2018	2,412,886	1,362,847
Seminole Re 2018	1/2/2018	135,049	386,882
Seminole Re 2020	5/1/2020	4,527,617	4,668,973
Sierra Ltd 2021-1	1/25/2021	1,750,000	1,749,825
Spectrum Capital	6/13/2017	1,499,710	1,503,000
St. Andrews Re 2017-1	1/3/2017	338,742	339,000
St. Andrews Re 2017-4	3/31/2017	–	763,679
Sussex Re 2020-1	12/7/2020	2,500,000	2,500,000
Sussex Re 2020-1	1/21/2020	–	2,203,343
Sussex Re 2021-1	12/30/2020	35,500,000	35,713,000
Tailwind Re 2017-1	2/28/2018	249,655	254,050
Tailwind Re 2017-1	7/12/2019	249,095	254,050
Thopas Re 2018	12/12/2017	3,258,357	–
Thopas Re 2019	12/21/2018	628,481	655,167
Thopas Re 2020	12/30/2019	–	140,014
Thopas Re 2021	12/30/2020	40,000,000	40,232,000
Ursa Re	11/20/2019	300,000	302,400
Versutus Re 2017	12/28/2016	1,324,819	278,000
Versutus Re 2018	12/20/2017	441,793	98,000
Versutus Re 2019-A	1/28/2019	–	1,241,744
Versutus Re 2019-B	12/24/2018	–	47,784
Viribus Re 2018	12/22/2017	2,242,646	–
Viribus Re 2019	3/25/2019	–	478,751
Viribus Re 2020	12/30/2019	17,234,582	15,784,319
Viribus Re 2021	12/29/2020	599,078	607,825
Walton Health Re 2018	6/25/2018	10,247,049	4,883,461
Walton Health Re 2019	7/18/2019	4,966,774	6,764,726
White Heron Re 2020	7/21/2020	–	82,990
Woburn Re 2018	3/20/2018	15,143,984	3,744,507
Woburn Re 2019	1/30/2019	5,135,239	5,725,206
Total Restricted Securities			$904,382,614
% of Net assets			96.5%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Catastrophe Linked Bonds
Windstorm - U.S. Multistate	$–	$–	$111	$111
Collateralized Reinsurance
Multiperil - U.S.	–	–	33,007,819	33,007,819
Multiperil - Worldwide	–	–	117,075,840	117,075,840
Windstorm - Florida	–	–	5,135,878	5,135,878
Windstorm - North Carolina	–	–	11,342	11,342
Windstorm - U.S. Multistate	–	–	82,990	82,990
Windstorm - U.S. Regional	–	–	5,716,149	5,716,149
Reinsurance Sidecars
Multiperil - U.S.	–	–	56,150,057	56,150,057
Multiperil - U.S. Regional	–	–	756,321	756,321
Multiperil - Worldwide	–	–	517,178,055	517,178,055
All Other Insurance-Linked Securities	–	169,268,052	–	169,268,052
Total Investments in Securities	$–	$169,268,052	$735,114,562	$904,382,614

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 10/31/20	$700,580,234
Realized gain (loss)	(194,136)
Change in unrealized appreciation (depreciation)	(11,864,045)
Accrued discounts/premiums	(22,351)
Purchases	362,126,563
Sales	(315,511,703)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/21	$735,114,562

*	Transfers are calculated on the beginning of period values. During the three months ended January 31, 2020 there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2021: $(4,554,170).